Restricted Stock Units (Details Narrative)				12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options vested | shares	1,038,500	96,000		12,014,000
Number of options vested	$ 54,197
Stock based compensation expenses				$ 877,629	$ 118,202
Obligaton	18,398			18,398
Restricted stock unit obligation liability					$ 18,398
Issuance of private placement shares | shares	1,038,500			1,038,500
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options vested | shares	1,038,500	96,000	438,000	(987,968)	(3,446,659)	(885,012)
Number of options vested	$ 54,197
Stock based compensation expenses				$ 180,593	$ 2,279,059	$ 697,650
Number of options vested | shares	645,968
Number of shares issued, granted and vested | shares	1,509,610			1,509,610
Restricted stock unit obligation liability					$ 18,398
Restricted Stock Units (RSUs) [Member] | Employment agreement [member]
IfrsStatementLineItems [Line Items]
Number of options vested | shares	645,968
Number of options vested	$ 63,986